Marketable securities and other securities investments (Tables)	12 Months Ended
Mar. 31, 2015
Marketable securities and other securities investments
Investments in Debt and Marketable Equity Securities and Certain Trading Assets Disclosure

	Yen in millions
	March 31, 2014
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,652	¥6,731	¥0	¥14,383
Debt securities	—	—	—	—
Held-to-maturity
Japanese government debt securities	400	2	—	402

	¥8,052	¥6,733	¥0	¥14,785

Securities not practicable to estimate fair value
Equity securities	¥1,654

	Yen in millions
	March 31, 2015
	Cost	Gross unrealized gains	Gross unrealized losses	Fair value
Available-for-sale
Equity securities	¥7,630	¥11,423	¥—	¥19,053
Debt securities	330	—	—	330
Held-to-maturity
Japanese government debt securities	400	2	—	402

	¥8,360	¥11,425	¥—	¥19,785

Securities not practicable to estimate fair value
Equity securities	¥1,733